ACCOUNTS RECEIVABLE, NET - Movement in allowance for doubtful accounts (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance	$ 65,335
Additions	1,304,108	$ 65,790
Foreign currency translation adjustments	10,718	(455)
Ending balance	$ 1,380,161	$ 65,335